UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	1/31/2015

Item 1. Schedule of Investments

Prudential International Equity Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS — 96.9%
Australia — 4.2%
Australia & New Zealand Banking Group Ltd.	5,669	$144,715
BHP Billiton Ltd.	95,558	2,204,024
Commonwealth Bank of Australia	52,430	3,625,281
Downer EDI Ltd.	35,500	115,266
Evolution Mining Ltd.	293,324	211,061
Federation Centres Ltd., REIT	667,127	1,564,741
Fortescue Metals Group Ltd.(a)	441,536	800,635
Insurance Australia Group Ltd.	323,843	1,604,237
Leighton Holdings Ltd.	27,968	445,069
Lend Lease Group	129,009	1,662,882
Primary Health Care Ltd.	33,900	121,414
Sandfire Resources NL	101,251	334,027
Woodside Petroleum Ltd.	11,805	313,529

		13,146,881

Austria — 0.1%
Voestalpine AG	10,764	383,331

Belgium — 0.1%
Delhaize Group SA	5,413	450,286

Brazil — 0.7%
Banco do Brasil SA	105,100	809,230
Light SA	109,900	579,962
Porto Seguro SA	62,400	630,221
TPI - Triunfo Participacoes e Investimentos SA*	75,400	137,691

		2,157,104

Canada — 5.9%
Alimentation Couche Tard, Inc. (Class B Stock)	6,900	270,364
BCE, Inc.	14,900	684,319
Canadian Imperial Bank of Commerce	18,373	1,274,991
Canadian National Railway Co.	38,376	2,528,401
Canadian Natural Resources Ltd.	25,100	727,697
Empire Co. Ltd. (Class A Stock)	7,000	509,562
Fairfax Financial Holdings Ltd.	300	159,361
Imperial Oil Ltd.	4,800	178,446
Intact Financial Corp.	24,600	1,644,001
Linamar Corp.	8,500	486,909
Magna International, Inc.	21,200	2,036,915
Metro, Inc.	21,800	1,725,197
Royal Bank of Canada	46,300	2,613,962
Shaw Communications, Inc. (Class B Stock)	4,900	113,139
Sun Life Financial, Inc.	7,200	220,187
Suncor Energy, Inc.	73,800	2,201,165
West Fraser Timber Co. Ltd.	19,700	1,131,428

		18,506,044

China — 5.3%
Agricultural Bank of China Ltd. (Class H Stock)	3,441,000	1,680,288
Bank of China Ltd. (Class H Stock)	4,665,000	2,604,277
Bank of Chongqing Co. Ltd. (Class H Stock)	518,500	423,129
Bank of Communications Co. Ltd. (Class H Stock)	141,000	118,371
Beijing Capital Land Ltd. (Class H Stock)	662,000	304,003
China Construction Bank Corp. (Class H Stock)	1,266,000	1,013,409
China Everbright Bank Co. Ltd. (Class H Stock)	2,818,000	1,501,862
China Lumena New Materials Corp.*(b)	5,060,000	409,510
China Merchants Bank Co. Ltd. (Class H Stock)	72,000	160,704
China Power International Development Ltd.	1,976,000	1,121,898

China Resources Power Holdings Co. Ltd.	50,000	139,998
China Telecom Corp. Ltd. (Class H Shares)	1,154,000	682,460
China Unicom Hong Kong Ltd.	92,000	137,705
Evergrande Real Estate Group Ltd.	1,334,000	553,708
Fufeng Group Ltd.	792,000	400,112
Harbin Electric Co. Ltd. (Class H Stock)	174,000	124,648
Huaneng Power International, Inc. (Class H Stock)	1,482,000	2,074,345
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,079,000	769,465
Jiangnan Group Ltd.	3,120,000	569,285
Kaisa Group Holdings Ltd.(b)	1,496,000	180,248
KWG Property Holding Ltd.	1,207,500	771,179
Shenzhen Expressway Co. Ltd. (Class H Stock)	650,000	505,406
Sinotruk Hong Kong Ltd.	334,500	183,534
Tiangong International Co. Ltd.	1,072,000	187,412

		16,616,956

Denmark — 2.0%
A.P. Moeller - Maersk A/S (Class A Stock)	622	1,217,184
A.P. Moeller - Maersk A/S (Class B Stock)	718	1,450,898
Novo Nordisk A/S (Class B Stock)	11,847	528,029
Novozymes A/S (Class B Stock)	3,753	171,154
Pandora A/S	23,639	1,689,895
Schouw & Co.	4,984	231,302
Vestas Wind Systems A/S*	25,608	994,963

		6,283,425

Finland — 1.2%
Fortum OYJ	56,594	1,207,187
Kesko OYJ (Class B Stock)	12,679	463,319
Kone OYJ (Class B Stock)	34,352	1,549,343
Nokia OYJ	58,753	451,841
Wartsila OYJ Abp	2,845	131,887

		3,803,577

France — 5.9%
AXA SA	99,025	2,316,377
BNP Paribas SA	3,700	194,269
Cap Gemini SA	8,843	641,823
Carrefour SA	9,731	304,928
Electricite de France SA	38,662	1,048,083
Groupe Fnac*	6,510	326,521
Hermes International	2,027	687,899
Ingenico	8,437	882,023
Natixis SA	201,219	1,279,743
Orange SA	128,167	2,254,842
Pernod-Ricard SA	5,861	702,777
Peugeot SA*	10,383	149,664
Publicis Groupe SA	3,281	245,147
Renault SA	4,395	335,893
Safran SA	10,843	722,139
Sanofi	14,987	1,380,894
Teleperformance	7,851	562,489
Thales SA	6,905	363,631
Total SA	78,951	4,052,583

		18,451,725

Germany — 5.8%
Allianz SE	17,794	2,934,065
Bayer AG	12,506	1,801,249
Bayerische Motoren Werke AG	18,979	2,207,069
Daimler AG	36,864	3,338,567
Deutsche Post AG	15,532	502,661

Duerr AG	1,631	148,439
Fresenius Medical Care AG & Co. KGaA	2,370	175,648
Hannover Rueck SE	2,000	179,254
Henkel AG & Co. KGaA	18,788	1,922,421
K+S AG	51,769	1,634,506
KUKA AG(a)	13,189	891,613
Merck KGaA	3,744	374,086
Siemens AG	2,713	286,591
Symrise AG	2,131	139,479
Volkswagen AG	7,984	1,772,648

		18,308,296

Greece
Aegean Airlines SA	15,460	119,842

Hong Kong — 1.7%
Cheung Kong Holdings Ltd.	32,000	610,649
Cheung Kong Infrastructure Holdings Ltd.	17,000	139,523
Galaxy Entertainment Group Ltd.	402	2,100
Huabao International Holdings Ltd.	354,000	278,945
Hysan Development Co. Ltd.	254,000	1,227,627
Link REIT (The)	334,500	2,262,792
Orient Overseas International Ltd.	75,500	492,516
Power Assets Holdings Ltd.	21,500	224,873
TCC International Holdings Ltd.	408,000	148,155

		5,387,180

India — 0.9%
ICICI Bank Ltd., ADR	54,100	649,741
Infosys Ltd., ADR(a)	66,400	2,262,912

		2,912,653

Indonesia
PT Bank Negara Indonesia (Persero) Tbk	261,600	128,179

Ireland — 0.6%
Greencore Group PLC	181,361	841,140
Ryanair Holdings PLC, ADR*	4,100	270,518
Shire PLC	9,319	680,176
Smurfit Kappa Group PLC	9,500	233,560

		2,025,394

Israel — 1.4%
Bank Hapoalim BM	340,473	1,512,399
Elbit Systems Ltd.	1,952	120,019
Teva Pharmaceutical Industries Ltd.	46,300	2,629,538

		4,261,956

Italy — 0.7%
Brembo SpA	10,420	367,216
Eni SpA	55,262	929,977
Luxottica Group SpA	7,959	473,256
Snam SpA	33,349	163,171
UnipolSai SpA	109,519	303,585

		2,237,205

Japan — 16.2%
Alpine Electronics, Inc.	8,373	129,491
Asahi Kasei Corp.	21,000	207,397
Brother Industries Ltd.	6,900	118,168
Daicel Corp.	11,000	136,765
Daikin Industries Ltd.	28,700	1,997,118

FANUC Corp.	13,100	2,200,005
Fuji Heavy Industries Ltd.	61,300	2,210,926
FUJIFILM Holdings Corp.	47,400	1,602,011
Hakuhodo DY Holdings, Inc.	13,200	131,202
Japan Tobacco, Inc.	51,200	1,394,517
KDDI Corp.	40,100	2,830,617
Keihin Corp.	9,400	149,830
Keyence Corp.	700	327,206
Koito Manufacturing Co. Ltd.	4,100	133,313
Kubota Corp.	14,779	219,400
KYORIN Holdings, Inc.	6,800	137,488
Lawson, Inc.	2,100	137,301
Medipal Holdings Corp.	60,200	702,371
Mitsubishi Corp.	116,900	2,039,346
Mitsubishi Electric Corp.	167,000	1,931,477
Mitsubishi Materials Corp.	458,000	1,444,240
Mitsubishi UFJ Financial Group, Inc.	573,500	3,047,734
Mitsui & Co. Ltd.	46,000	585,339
Mizuho Financial Group, Inc.	418,800	684,788
Murata Manufacturing Co. Ltd.	3,200	345,454
NEC Corp.	42,000	118,636
Nippon Steel & Sumitomo Metal Corp.	711,000	1,661,816
Nippon Telegraph & Telephone Corp.	45,492	2,692,525
Nitto Denko Corp.	2,700	161,186
NOK Corp.	5,000	143,827
NSK Ltd.	108,000	1,265,607
Omron Corp.	3,200	127,932
Oriental Land Co. Ltd.	800	193,833
ORIX Corp.	21,100	242,456
Otsuka Holdings Co. Ltd.	65,300	2,020,323
Panasonic Corp.	180,600	2,051,593
Resona Holdings, Inc.	98,200	487,191
Rohm Co. Ltd.	2,100	135,013
Seiko Epson Corp.	41,600	1,689,498
Sekisui Chemical Co. Ltd.	15,000	164,051
Shimachu Co. Ltd.	6,200	155,406
Shimano, Inc.	1,300	171,852
Sony Corp.	106,067	2,494,811
Sumitomo Corp.	33,100	326,643
Sumitomo Metal Mining Co. Ltd.	115,000	1,643,589
Sumitomo Mitsui Financial Group, Inc.	71,800	2,409,381
Suzuki Motor Corp.	5,700	180,235
Taisei Corp.	22,000	127,611
Tokio Marine Holdings, Inc.	11,300	394,508
Tokyo Electron Ltd.	2,132	149,226
Toyota Industries Corp.	21,300	1,146,453
Toyota Motor Corp.	54,333	3,502,902
West Japan Railway Co.	4,100	210,878

		50,912,486

Luxembourg — 0.1%
Altice SA*	4,275	357,957

Malaysia — 0.5%
British American Tobacco Malaysia Bhd	17,800	323,572
IGB Real Estate Investment Trust, REIT	495,600	181,469
Sunway Bhd	361,600	331,219
YTL Corp. Bhd	1,556,400	755,034

		1,591,294

Mexico — 0.6%
Grupo Mexico SAB de CV (Class B Stock)	482,900	1,273,172

Grupo Televisa SAB*	78,400	511,212

		1,784,384

Netherlands — 1.8%
Koninklijke Ahold NV	15,415	278,216
Royal Dutch Shell PLC (Class A Stock)	101,532	3,094,255
Royal Dutch Shell PLC (Class B Stock)	70,382	2,228,299

		5,600,770

New Zealand — 0.5%
Air New Zealand Ltd.	493,194	933,063
Chorus Ltd.*	223,129	430,193
Spark New Zealand Ltd.	53,037	127,087

		1,490,343

Norway — 1.4%
Bakkafrost P/F	30,905	642,062
DNB ASA	28,105	407,202
Leroy Seafood Group ASA	7,357	257,949
Marine Harvest ASA	80,249	1,049,781
Salmar ASA	33,029	509,904
Statoil ASA	67,631	1,132,568
Yara International ASA	7,380	384,220

		4,383,686

Poland — 1.2%
Asseco Poland SA	49,175	728,471
PGE SA	313,699	1,643,722
Powszechny Zaklad Ubezpieczen SA	10,084	1,371,424

		3,743,617

Portugal — 0.4%
Altri SGPS SA	129,005	446,853
Semapa-Sociedade de Investimento e Gestao	10,052	118,244
Sonae SGPS SA	623,289	816,012

		1,381,109

Russia — 0.6%
Gazprom OAO, ADR	141,081	571,378
Lukoil OAO, ADR	14,482	570,591
Magnit PJSC, GDR, RegS	4,245	162,159
MMC Norilsk Nickel OJSC, ADR	7,332	120,978
NOVATEK OAO, GDR, RegS	1,343	94,010
Rosneft OAO, GDR, RegS	68,985	224,063
Surgutneftegas OAO, ADR	23,126	100,760

		1,843,939

Singapore — 1.4%
DBS Group Holdings Ltd.	30,000	437,389
Mapletree Commercial Trust, REIT	357,000	399,771
Mapletree Industrial Trust, REIT	255,000	287,996
United Overseas Bank Ltd.	110,000	1,881,086
Wilmar International Ltd.	639,000	1,516,469

		4,522,711

South Africa — 2.8%
AVI Ltd.	145,302	1,052,945
Coronation Fund Managers Ltd.	51,168	452,841
FirstRand Ltd.	456,842	2,033,119
Mr Price Group Ltd.	71,949	1,629,641
RMB Holdings Ltd.	23,500	132,730

Sasol Ltd.	42,052	1,518,918
Sibanye Gold Ltd.	432,169	1,168,539
Telkom SA SOC Ltd.*	156,863	937,404

		8,926,137

South Korea — 3.5%
Hanil Cement Co. Ltd.*	2,194	330,315
Hyundai Hysco Co. Ltd.*	12,814	896,831
Hyundai Steel Co.	7,972	478,292
KT&G Corp.	24,378	1,779,547
LF Corp.*	22,071	632,448
LG Display Co. Ltd.	58,807	1,932,288
LG Electronics, Inc.	24,123	1,336,432
LG Uplus Corp.	12,099	133,386
Samjin Pharmaceutical Co. Ltd.*	11,949	251,797
Samsung Electronics Co. Ltd.	559	693,942
Samsung SDS Co. Ltd.	416	100,614
Seah Besteel Corp.*	5,013	145,803
SK Hynix, Inc.	47,243	2,040,688
SK Telecom Co. Ltd.	822	215,418

		10,967,801

Spain — 1.7%
Amadeus IT Holding SA (Class A Stock)	8,093	324,562
Banco Santander SA	364,204	2,449,651
Repsol SA	17,300	306,464
Telefonica SA	153,367	2,299,791

		5,380,468

Sweden — 3.2%
Axfood AB	2,154	130,814
Boliden AB	8,600	134,347
Haldex AB	9,712	131,144
Hennes & Mauritz AB (Class B Stock)	8,658	356,162
Hexpol AB	8,432	845,948
Investment AB Kinnevik (Class B Stock)	52,243	1,561,209
Investor AB (Class B Stock)	34,077	1,240,018
Securitas AB (Class B Stock)	12,600	153,580
Skandinaviska Enskilda Banken AB (Class A Stock)	164,876	1,985,370
Svenska Cellulosa AB SCA (Class B Stock)	19,377	467,066
Svenska Handelsbanken AB (Class A Stock)	43,357	2,053,127
Swedbank AB (Class A Stock)	38,258	925,494

		9,984,279

Switzerland — 5.8%
Actelion Ltd.	14,488	1,600,353
Banque Cantonale Vaudoise	946	551,955
Geberit AG	595	203,278
Givaudan SA	148	269,778
Huber & Suhner AG	3,215	143,383
Nestle SA	42,737	3,263,866
Novartis AG	60,704	5,915,775
Roche Holding AG	18,699	5,039,707
Swiss Life Holding AG	539	120,280
Swiss Re AG	10,976	990,116

		18,098,491

Taiwan — 3.6%
Advanced Semiconductor Engineering, Inc.	108,000	135,618
AU Optronics Corp.	249,000	135,379
Fubon Financial Holding Co. Ltd.	949,000	1,503,776
Hon Hai Precision Industry Co. Ltd.	653,440	1,793,035

Innolux Corp.	3,425,000	1,650,039
Lung Yen Life Service Corp.	164,000	438,017
Mega Financial Holding Co. Ltd.	164,891	125,819
Namchow Chemical Industrial Co. Ltd.	240,000	435,916
Pegatron Corp.	754,000	2,004,947
Taiwan Semiconductor Manufacturing Co. Ltd.	499,000	2,194,417
Wan Hai Lines Ltd.	1,001,000	1,061,638

		11,478,601

Thailand — 1.3%
Ananda Development PCL	2,474,000	287,235
Bangchak Petroleum PCL (The)	260,500	272,598
GFPT PCL	1,119,500	537,004
Krungthai Card PCL	93,000	176,879
Major Cineplex Group PCL	238,400	196,664
PTT PCL	179,900	1,902,089
RS PCL	643,400	393,156
SVI PCL	2,073,200	271,106
Thai Vegetable Oil PCL	258,700	176,261

		4,212,992

Turkey — 0.7%
Akcansa Cimento AS	39,743	280,302
Cimsa Cimento Sanayi VE Ticaret AS	56,435	397,747
Gubre Fabrikalari TAS	125,103	284,322
Koza Anadolu Metal Madencilik Isletmeleri AS*	576,759	399,259
Trakya Cam Sanayii AS	613,551	900,112

		2,261,742

United Arab Emirates — 0.3%
Air Arabia PJSC	1,551,853	700,463
RAK Properties PJSC	1,017,046	200,485

		900,948

United Kingdom — 12.7%
3i Group PLC	118,615	818,008
888 Holdings PLC	95,932	203,457
Ashtead Group PLC	58,914	958,682
AstraZeneca PLC	22,781	1,621,679
BAE Systems PLC	277,925	2,115,744
Beazley PLC	31,500	136,477
BP PLC	399,550	2,566,730
British American Tobacco PLC	20,344	1,147,732
BT Group PLC	469,655	2,946,460
Bunzl PLC	5,366	152,861
Burberry Group PLC	5,636	146,421
Capita PLC	13,475	226,294
Centamin PLC	869,919	878,829
Centrica PLC	49,700	219,328
CNH Industrial NV	14,851	113,057
Dixons Carphone PLC	242,605	1,585,446
GlaxoSmithKline PLC	144,400	3,179,515
Henderson Group PLC	124,968	445,481
HSBC Holdings PLC	161,320	1,475,955
IG Group Holdings PLC	17,914	194,378
Imperial Tobacco Group PLC	54,720	2,570,152
International Consolidated Airlines Group SA*	16,233	132,448
Intu Properties PLC, REIT	328,204	1,801,218
J. Sainsbury PLC(a)	329,027	1,260,839
Land Securities Group PLC, REIT	14,581	279,460
Legal & General Group PLC	531,186	2,133,317

Liberty Global PLC (Class C Stock)*	11,222	511,611
National Grid PLC	60,597	851,936
Phoenix Group Holdings	74,381	936,800
Provident Financial PLC	20,745	821,912
Prudential PLC	15,399	374,357
Unilever NV, CVA	61,936	2,685,819
Unilever PLC	20,954	922,692
Vodafone Group PLC	499,978	1,758,169
WH Smith PLC	45,548	922,507
WM Morrison Supermarkets PLC	121,720	328,417
Wolseley PLC	4,188	242,759
WS Atkins PLC	7,506	141,450

		39,808,397

United States — 0.1%
Catamaran Corp.*	3,200	159,786
lululemon athletica, Inc.*(a)	48	3,179

		162,965

TOTAL COMMON STOCKS (cost $282,422,124)		304,975,151

EXCHANGE TRADED FUNDS — 1.0%
United States
iShares MSCI EAFE Index Fund(a)	37,500	2,295,375
iShares MSCI Emerging Markets Index Fund(a)	15,800	616,516

TOTAL EXCHANGE TRADED FUNDS (cost $2,907,773)		2,911,891

PREFERRED STOCKS — 2.0%
Brazil — 2.0%
Banco Bradesco SA (PRFC)	163,600	2,056,546
Banco do Estado do Rio Grande do Sul SA (PRFC)	72,500	329,638
Cia Energetica de Minas Gerais (PRFC)	350,300	1,554,858
Itau Unibanco Holding SA (PRFC)	155,100	1,901,720
Itau Unibanco Holding SA (PRFC), ADR	17,490	211,979
Oi SA (PRFC)*	102,590	190,785

		6,245,526

South Korea
Samsung Electronics Co. Ltd. (PRFC)	131	127,508

TOTAL PREFERRED STOCKS (cost $8,102,684)		6,373,034

TOTAL LONG-TERM INVESTMENTS (cost $293,432,581)		314,260,076

SHORT-TERM INVESTMENT — 2.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,786,599; includes $8,785,809 of cash collateral for securities on loan)(c)(d)	8,786,599	8,786,599

TOTAL INVESTMENTS — 102.7% (cost $302,219,180)(e)		323,046,675
Liabilities in excess of other assets — (2.7)%		(8,345,198)

NET ASSETS — 100.0%		$314,701,477

The following abbreviations are used in the portfolio descriptions:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,299,812; cash collateral of $8,785,809 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$304,733,512

Appreciation	35,877,829
Depreciation	(17,564,666)

Net Unrealized Appreciation	$18,313,163

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$13,146,881	$—
Austria	—	383,331	—
Belgium	—	450,286	—
Brazil	2,157,104	—	—
Canada	18,506,044	—	—
China	304,003	15,723,195	589,758
Denmark	—	6,283,425	—
Finland	—	3,803,577	—
France	—	18,451,725	—
Germany	—	18,308,296	—
Greece	119,842	—	—
Hong Kong	—	5,387,180	—
India	2,912,653	—	—
Indonesia	—	128,179	—
Ireland	270,518	1,754,876	—
Israel	—	4,261,956	—
Italy	—	2,237,205	—
Japan	—	50,912,486	—
Luxembourg	357,957	—	—
Malaysia	755,034	836,260	—

Mexico	1,784,384	—	—
Netherlands	—	5,600,770	—
New Zealand	430,193	1,060,150	—
Norway	—	4,383,686	—
Poland	—	3,743,617	—
Portugal	118,244	1,262,865	—
Russia	1,843,939	—	—
Singapore	—	4,522,711	—
South Africa	—	8,926,137	—
South Korea	100,614	10,867,187	—
Spain	—	5,380,468	—
Sweden	130,814	9,853,465	—
Switzerland	143,383	17,955,108	—
Taiwan	—	11,478,601	—
Thailand	985,863	3,227,129	—
Turkey	—	2,261,742	—
United Arab Emirates	—	900,948	—
United Kingdom	511,611	39,296,786	—
United States	162,965	—	—
Exchange Traded Funds
United States	2,911,891	—	—
Preferred Stocks
Brazil	6,245,526	—	—
South Korea	—	127,508	—
Affiliated Money Market Mutual Fund	8,786,599	—	—

Total	$49,539,181	$272,917,736	$589,758

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows (Unaudited):

Banks	14.0%
Pharmaceuticals	8.1
Oil, Gas & Consumable Fuels	7.3
Insurance	5.2
Metals & Mining	4.6
Automobiles	4.5
Food Products	4.3
Diversified Telecommunication Services	4.2
Affiliated Money Market Mutual Fund (including 2.8% of collateral for securities on loan)	2.8
Electronic Equipment, Instruments & Components	2.4
Tobacco	2.3
Diversified Financial Services	2.3
Food & Staples Retailing	2.2
Real Estate Investment Trusts (REITs)	2.2
Machinery	2.1
Real Estate Management & Development	2.1
Electric Utilities	2.0
Household Durables	2.0
Technology Hardware, Storage & Peripherals	1.8
Chemicals	1.7
Specialty Retail	1.6
Wireless Telecommunication Services	1.6
Semiconductors & Semiconductor Equipment	1.6
Auto Components	1.4
Trading Companies & Distributors	1.4
Marine	1.3
Electrical Equipment	1.2
Independent Power & Renewable Electricity Producers	1.1
Aerospace & Defense	1.1
Textiles, Apparel & Luxury Goods	1.0

IT Services	1.0
Building Products	1.0
Exchange Traded Fund	1.0
Road & Rail	0.9
Media	0.8
Household Products	0.8
Airlines	0.6
Multi-Utilities	0.6
Capital Markets	0.5
Paper & Forest Products	0.5
Biotechnology	0.5
Health Care Providers & Services	0.4
Consumer Finance	0.4
Construction Materials	0.3
Professional Services	0.3
Software	0.2
Beverages	0.2
Transportation Infrastructure	0.2
Hotels, Restaurants & Leisure	0.2
Construction & Engineering	0.1
Air Freight & Logistics	0.1
Communications Equipment	0.1
Diversified Consumer Services	0.1
Industrial Conglomerates	0.1
Commercial Services & Supplies	0.1
Containers & Packaging	0.1
Leisure Products	0.1
Gas Utilities	0.1

102.7
Liabilities in excess of other assets	(2.7)

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 94.8%
FOREIGN BONDS
Argentina — 1.9%
Argentina Boden Bonds, Sr. Unsec’d. Notes	7.000%	10/03/15		500	$491,986
City of Buenos Aires Argentina, Sr. Unsec’d Notes, MTN, RegS	12.500%	04/06/15		100	100,750

					592,736

Brazil — 10.4%
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNB	6.000%	08/15/50	BRL	272	256,709
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/18	BRL	698	246,865
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/19	BRL	380	132,835
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/21	BRL	2,379	815,050
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/23	BRL	817	275,701
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/25	BRL	1,360	453,036
Brazil Notas do Tesouro Nacionalie, Sr. Notes, Ser. NTNF	10.000%	01/01/17	BRL	2,345	839,199
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500%	01/05/24	BRL	54	18,817
Itau Unibanco Holding SA, Sr. Unsec’d. Notes, RegS	10.500%	11/23/15	BRL	300	109,289
JBS Finance II Ltd., Gtd. Notes, RegS	8.250%	01/29/18		150	155,304

					3,302,805

Colombia — 6.8%
Colombia Government International Bond, Sr. Unsec’d. Notes	9.850%	06/28/27	COP	180,000	98,366
Colombian TES, Bonds, Ser. B	6.000%	04/28/28	COP	2,788,600	1,041,279
Colombian TES, Bonds, Ser. B	7.500%	08/26/26	COP	1,286,600	556,433
Colombian TES, Bonds, Ser. B	10.000%	07/24/24	COP	640,500	325,240
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes, RegS	8.375%	02/01/21	COP	300,000	130,451

					2,151,769

Dominican Republic — 0.6%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	9.040%	01/23/18		190	206,819

Hungary — 5.5%
Hungary Government Bond, Bonds, Ser. 19/A	6.500%	06/24/19	HUF	131,500	561,893
Hungary Government Bond, Bonds, Ser. 20/B	3.500%	06/24/20	HUF	11,850	45,339
Hungary Government Bond, Bonds, Ser. 23/A	6.000%	11/24/23	HUF	144,000	656,828
Hungary Government Bond, Bonds, Ser. 25/B	5.500%	06/24/25	HUF	40,850	184,087
Hungary Government International Bond, Sr. Unsec’d. Notes	4.125%	02/19/18		80	83,840
Magyar Export-Import Bank Zrt, Sr. Unsec’d. Notes, RegS	4.000%	01/30/20		200	202,800

					1,734,787

Indonesia — 11.2%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS	12.500%	07/08/15		145	83,375
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR53	8.250%	07/15/21	IDR	4,000,000	337,399
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR56	8.375%	09/15/26	IDR	1,000,000	86,442
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR58	8.250%	06/15/32	IDR	1,700,000	144,736
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR59	7.000%	05/15/27	IDR	3,800,000	296,230
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR61	7.000%	05/15/22	IDR	2,000,000	158,674
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR63	5.625%	05/15/23	IDR	3,100,000	224,776
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65	6.625%	05/15/33	IDR	7,000,000	505,846
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR67	8.750%	02/15/44	IDR	2,700,000	237,655
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR70	8.375%	03/15/24	IDR	9,200,000	787,718
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR71	9.000%	03/15/29	IDR	4,400,000	401,184
Majapahit Holding BV, Sr. Unsec’d. Notes, RegS	7.750%	01/20/20		100	117,250
Majapahit Holding BV, Sr. Unsec’d. Notes, RegS	8.000%	08/07/19		160	187,600

					3,568,885

Kazakhstan — 1.6%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN, RegS	9.125%	07/02/18		480	522,720

Lithuania — 1.0%
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	7.375%	02/11/20		250	306,875

Luxembourg — 0.6%
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.750%	05/22/20		200	187,500

Malaysia — 4.7%
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0111	4.160%	07/15/21	MYR	265	74,523
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0214	3.394%	03/15/17	MYR	580	159,539
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0412	4.127%	04/15/32	MYR	2,200	590,737
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0413	3.844%	04/15/33	MYR	850	221,409
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0414	3.654%	10/31/19	MYR	1,180	325,006
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0612	3.492%	03/31/20	MYR	430	117,177

					1,488,391

Mexico — 10.1%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450%	12/05/22	MXN	7,500	498,749
Cemex SAB de CV, Sr. Sec’d. Notes, RegS	9.500%	06/15/18		200	217,000
Mexican Bonos, Bonds, Ser. M	6.500%	06/09/22	MXN	1,525	110,558
Mexican Bonos, Bonds, Ser. M	7.750%	05/29/31	MXN	13,778	1,119,726
Mexican Bonos, Bonds, Ser. M30	10.000%	11/20/36	MXN	8,680	873,800
Petroleos Mexicanos, Gtd. Notes, 144A	7.650%	11/24/21	MXN	4,120	297,953
Petroleos Mexicanos, Sr. Unsec’d. Notes	3.500%	07/18/18		100	101,950

					3,219,736

Nigeria — 1.5%
Nigeria Government Bond, Bonds, Ser. 5YR	15.100%	04/27/17	NGN	35,370	187,930
Nigeria Government Bond, Bonds, Ser. 7	16.000%	06/29/19	NGN	25,215	137,603
Nigeria Government Bond, Bonds, Ser. 10YR	7.000%	10/23/19	NGN	42,000	163,297

					488,830

Peru — 2.5%
Peruvian Government International Bond, Bonds	6.950%	08/12/31	PEN	190	70,403
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	6.950%	08/12/31	PEN	1,438	532,837
Peruvian Government International Bond, Unsec’d. Notes, 144A	5.700%	08/12/24	PEN	538	179,254

					782,494

Philippines — 1.6%
Philippine Government International Bond, Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	10,000	243,236
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%	01/14/36	PHP	10,000	266,482

					509,718

Poland — 5.0%
Poland Government Bond, Bonds, Ser. 0725	3.250%	07/25/25	PLN	3,625	1,095,599
Poland Government Bond, Bonds, Ser. 1023	4.000%	10/25/23	PLN	1,575	496,176

					1,591,775

Romania — 1.8%
Romania Government Bond, Bonds, Ser.10Y	5.850%	04/26/23	RON	1,020	319,857
Romania Government Bond, Bonds, Ser.10YR	6.750%	06/11/17	RON	850	240,685

					560,542

Russia — 6.2%
AHML Finance Ltd., Unsec’d. Notes, 144A	7.750%	02/13/18	RUB	12,250	131,611
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		230	224,480
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	8.625%	02/17/17	RUB	10,400	123,382
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, MTN, RegS	8.700%	03/17/16	RUB	23,500	308,448
Russian Federal Bond - OFZ, Bonds, Ser. 5081	6.200%	01/31/18	RUB	10,810	125,424
Russian Federal Bond - OFZ, Bonds, Ser. 6205	7.600%	04/14/21	RUB	1,000	10,624
Russian Federal Bond - OFZ, Bonds, Ser. 6212	7.050%	01/19/28	RUB	26,972	245,467
Russian Federal Bond - OFZ, Bonds, Ser. 6216	6.700%	05/15/19	RUB	4,400	48,658
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	11.000%	07/24/18		212	234,260
Russian Railways via RZD Capital PLC, Sr. Unsec’d. Notes, RegS	8.300%	04/02/19	RUB	30,200	315,359
VimpelCom Holdings BV, Gtd. Notes, 144A	9.000%	02/13/18	RUB	5,000	56,418
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, RegS	4.224%	11/21/18		200	148,000

					1,972,131

South Africa — 8.7%
Eskom Holdings SOC Ltd., Govt. Gtd., Ser. ES23, MTN	10.000%	01/25/23	ZAR	7,500	737,316
South Africa Government Bond, Bonds, Ser. R213	7.000%	02/28/31	ZAR	800	65,230
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R209	6.250%	03/31/36	ZAR	26,931	1,966,506

					2,769,052

Sri Lanka — 1.3%
Bank of Ceylon, Sr. Unsec’d. Notes, RegS	6.875%	05/03/17		400	414,000

Thailand — 4.2%
Thailand Government Bond, Sr. Unsec’d. Notes	3.580%	12/17/27	THB	2,400	78,410
Thailand Government Bond, Sr. Unsec’d. Notes	3.625%	06/16/23	THB	10,877	359,001
Thailand Government Bond, Sr. Unsec’d. Notes	3.775%	06/25/32	THB	600	19,287
Thailand Government Bond, Sr. Unsec’d. Notes	3.875%	06/13/19	THB	5,000	163,006
Thailand Government Bond, Sr. Unsec’d. Notes	4.875%	06/22/29	THB	6,750	254,348
Thailand Government Bond, Sr. Unsec’d. Notes	5.670%	03/13/28	THB	5,000	196,307
Thailand Government Bond, Sr. Unsec’d. Notes - Inflation Linked, RegS	1.200%	07/14/21	THB	5,890	169,219
Thailand Government Bond, Unsec’d. Notes - Inflation Linked, RegS	1.250%	03/12/28	THB	4,110	109,032

					1,348,610

Turkey — 7.4%
Turkey Government Bond, Bonds	7.100%	03/08/23	TRY	1,435	584,840
Turkey Government Bond, Bonds	8.500%	07/10/19	TRY	310	134,325
Turkey Government Bond, Bonds	8.500%	09/14/22	TRY	1,985	876,344
Turkey Government Bond, Bonds	8.800%	11/14/18	TRY	200	86,989
Turkey Government Bond, Bonds	8.800%	09/27/23	TRY	670	303,326
Turkey Government Bond, Bonds	9.000%	07/24/24	TRY	350	162,102
Turkey Government Bond, Bonds	9.500%	01/12/22	TRY	415	192,537

					2,340,463

Uruguay
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375%	12/15/28	UYU	255	10,658

Venezuela — 0.2%
Venezuela Government International Bond, Sr. Unsec’d. Notes	9.250%	09/15/27		200	74,000

TOTAL LONG-TERM INVESTMENTS (cost $35,594,304)					30,145,296

SHORT-TERM INVESTMENT — 4.5%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,435,559)(a)	1,435,559	1,435,559

TOTAL INVESTMENTS — 99.3% (cost $37,029,863)(b)		31,580,855
Other assets in excess of liabilities(c) — 0.7%		218,439

NET ASSETS — 100.0%		$31,799,294

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
LIBOR	London Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar

UYU	Uruguayan Peso
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$39,412,566

Appreciation	162,843
Depreciation	(7,994,554)

Net Unrealized Depreciation	$(7,831,711)

The book basis may differ from tax basis due to certain tax-related adjustments.

(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real, Expiring 03/11/2015	JPMorgan Chase	BRL	1,117	$430,625	$411,760	$(18,865)
Chilean Peso, Expiring 04/10/2015	Barclays Capital Group	CLP	22,827	36,967	35,788	(1,179)
Colombian Peso, Expiring 02/23/2015	Citigroup Global Markets	COP	96,404	44,673	39,420	(5,253)
Expiring 02/23/2015	Citigroup Global Markets	COP	3,704,245	1,768,220	1,514,684	(253,536)
Expiring 03/11/2015	Barclays Capital Group	COP	150,768	63,697	61,555	(2,142)
Expiring 03/11/2015	Citigroup Global Markets	COP	657,926	269,305	268,613	(692)
Egyptian Pound, Expiring 02/10/2015	Bank of America	EGP	628	86,124	82,051	(4,073)
Expiring 02/10/2015	Citigroup Global Markets	EGP	628	86,028	81,998	(4,030)
Expiring 02/10/2015	Citigroup Global Markets	EGP	628	86,069	81,998	(4,071)
Expiring 02/10/2015	Citigroup Global Markets	EGP	637	87,322	83,169	(4,153)
Expiring 02/26/2015	Citigroup Global Markets	EGP	633	86,178	81,550	(4,628)
Hungarian Forint, Expiring 04/22/2015	Barclays Capital Group	HUF	46,939	169,562	170,270	708
Expiring 04/22/2015	Citigroup Global Markets	HUF	37,873	137,521	137,384	(137)
Indian Rupee, Expiring 02/05/2015	Barclays Capital Group	INR	6,902	111,050	111,326	276
Expiring 02/05/2015	Citigroup Global Markets	INR	6,420	103,209	103,554	345
Expiring 02/12/2015	Citigroup Global Markets	INR	4,178	67,137	67,295	158
Expiring 02/12/2015	Citigroup Global Markets	INR	5,387	86,260	86,772	512
Expiring 04/24/2015	BNP Paribas	INR	6,588	105,694	104,504	(1,190)
Expiring 04/24/2015	JPMorgan Chase	INR	3,316	53,085	52,601	(484)

Indonesia Rupiah, Expiring 04/14/2015	Barclays Capital Group	IDR	1,048,194	80,848	81,690	842
Expiring 04/14/2015	Barclays Capital Group	IDR	1,581,000	124,000	123,214	(786)
Expiring 04/14/2015	Citigroup Global Markets	IDR	2,557,000	200,000	199,277	(723)
Japanese Yen, Expiring 04/28/2015	Citigroup Global Markets	JPY	33,471	284,956	285,334	378
Malaysian Ringgit, Expiring 02/12/2015	Barclays Capital Group	MYR	388	106,719	106,938	219
Expiring 02/12/2015	Barclays Capital Group	MYR	5,570	1,559,565	1,533,783	(25,782)
Mexican Peso, Expiring 04/22/2015	JPMorgan Chase	MXN	11,365	771,362	754,369	(16,993)
New Taiwanese Dollar, Expiring 02/02/2015	Credit Suisse First Boston Corp.	TWD	11,011	351,559	349,400	(2,159)
Expiring 02/24/2015	Barclays Capital Group	TWD	11,937	376,081	378,789	2,708
Peruvian Nuevo Sol, Expiring 03/16/2015	Barclays Capital Group	PEN	787	261,350	255,255	(6,095)
Philippine Peso, Expiring 02/12/2015	Citigroup Global Markets	PHP	15,501	344,249	351,378	7,129
Polish Zloty, Expiring 04/23/2015	Citigroup Global Markets	PLN	445	119,654	119,854	200
Expiring 04/23/2015	Toronto Dominion	PLN	3,973	1,063,901	1,069,426	5,525
Romanian Leu, Expiring 04/23/2015	Barclays Capital Group	RON	229	58,210	58,266	56
Expiring 04/23/2015	JPMorgan Chase	RON	739	189,176	188,112	(1,064)
Russian Ruble, Expiring 02/05/2015	Credit Suisse First Boston Corp.	RUB	2,681	50,014	38,788	(11,226)
Expiring 02/05/2015	Credit Suisse First Boston Corp.	RUB	10,661	189,700	154,257	(35,443)
Expiring 02/09/2015	Barclays Capital Group	RUB	554	8,520	7,998	(522)
Expiring 02/09/2015	Barclays Capital Group	RUB	1,225	20,026	17,685	(2,341)
Expiring 02/09/2015	Barclays Capital Group	RUB	2,482	40,317	35,837	(4,480)
Expiring 02/09/2015	Barclays Capital Group	RUB	2,484	40,692	35,877	(4,815)
Expiring 02/09/2015	Barclays Capital Group	RUB	2,486	40,394	35,906	(4,488)
Expiring 02/09/2015	Barclays Capital Group	RUB	4,340	62,903	62,670	(233)
Expiring 02/09/2015	BNP Paribas	RUB	2,981	53,704	43,052	(10,652)
Expiring 02/09/2015	BNP Paribas	RUB	6,424	115,853	92,774	(23,079)
Expiring 03/18/2015	Barclays Capital Group	RUB	9,002	124,860	127,755	2,895
Expiring 03/18/2015	BNP Paribas	RUB	12,119	178,872	171,977	(6,895)
South African Rand, Expiring 04/20/2015	Citigroup Global Markets	ZAR	19	1,607	1,603	(4)
South Korean Won, Expiring 03/16/2015	Credit Suisse First Boston Corp.	KRW	123,187	112,049	112,452	403
Expiring 03/16/2015	Credit Suisse First Boston Corp.	KRW	206,621	190,214	188,616	(1,598)

Thai Baht, Expiring 03/06/2015	Barclays Capital Group	THB	1,024	31,043	31,247	204
Expiring 03/06/2015	Barclays Capital Group	THB	1,065	32,133	32,481	348
Expiring 03/06/2015	Barclays Capital Group	THB	1,487	45,275	45,371	96
Expiring 03/06/2015	Barclays Capital Group	THB	1,827	54,970	55,734	764
Expiring 03/06/2015	Barclays Capital Group	THB	1,901	57,326	57,983	657
Turkish Lira, Expiring 04/20/2015	Barclays Capital Group	TRY	315	132,413	126,511	(5,902)
Expiring 04/20/2015	Barclays Capital Group	TRY	1,057	452,632	425,110	(27,522)
Expiring 04/20/2015	Citigroup Global Markets	TRY	15	6,464	6,218	(246)
Expiring 04/20/2015	JPMorgan Chase	TRY	171	71,348	68,632	(2,716)

				$11,883,685	$11,407,911	$(475,774)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real, Expiring 03/11/2015	Barclays Capital Group	BRL	307	$113,188	$113,047	$141
Expiring 03/11/2015	Barclays Capital Group	BRL	165	60,511	60,754	(243)
Expiring 03/11/2015	Citigroup Global Markets	BRL	28	10,204	10,328	(124)
Expiring 03/11/2015	JPMorgan Chase	BRL	277	101,042	102,032	(990)
Expiring 03/11/2015	Toronto Dominion	BRL	90	34,064	33,083	981
Expiring 07/14/2015	Citigroup Global Markets	BRL	561	197,359	199,494	(2,135)
Chilean Peso, Expiring 04/10/2015	Barclays Capital Group	CLP	102,060	162,000	160,008	1,992
Expiring 04/10/2015	Citigroup Global Markets	CLP	126,630	200,000	198,528	1,472
Colombian Peso, Expiring 02/23/2015	Barclays Capital Group	COP	186,025	85,094	76,066	9,028
Expiring 02/23/2015	BNP Paribas	COP	74,004	34,963	30,261	4,702
Expiring 02/23/2015	Citigroup Global Markets	COP	3,704,245	1,583,586	1,514,684	68,902
Expiring 03/11/2015	Barclays Capital Group	COP	396,414	162,000	161,845	155
Expiring 03/11/2015	Citigroup Global Markets	COP	533,700	225,000	217,895	7,105
Expiring 03/11/2015	Citigroup Global Markets	COP	350,692	146,000	143,178	2,822
Egyptian Pound, Expiring 02/10/2015	Citigroup Global Markets	EGP	1,291	171,000	168,607	2,393
Expiring 02/10/2015	Citigroup Global Markets	EGP	776	101,303	101,340	(37)
Euro, Expiring 04/28/2015	Bank of America	EUR	484	545,458	547,166	(1,708)
Expiring 04/28/2015	Barclays Capital Group	EUR	968	1,091,909	1,094,301	(2,392)
Expiring 04/28/2015	Deutsche Bank AG	EUR	155	177,993	175,219	2,774
Hungarian Forint, Expiring 04/22/2015	Barclays Capital Group	HUF	17,873	64,672	64,834	(162)
Expiring 04/22/2015	Citigroup Global Markets	HUF	12,505	45,275	45,361	(86)
Expiring 04/22/2015	Toronto Dominion	HUF	61,090	220,074	221,604	(1,530)

Indian Rupee, Expiring 02/05/2015	Citigroup Global Markets	INR	10,006	162,138	161,390	748
Expiring 02/05/2015	JPMorgan Chase	INR	3,316	53,668	53,490	178
Expiring 02/12/2015	Barclays Capital Group	INR	9,584	154,635	154,382	253
Indonesia Rupiah, Expiring 04/14/2015	Barclays Capital Group	IDR	6,687,852	522,489	521,211	1,278
Expiring 04/14/2015	Toronto Dominion	IDR	377,427	29,859	29,414	445
Japanese Yen, Expiring 04/28/2015	Barclays Capital Group	JPY	23,554	200,000	200,797	(797)
Expiring 04/28/2015	Deutsche Bank AG	JPY	43,337	366,737	369,444	(2,707)
Malaysian Ringgit, Expiring 02/12/2015	Toronto Dominion	MYR	107	29,510	29,396	114
Mexican Peso, Expiring 04/22/2015	Citigroup Global Markets	MXN	1,071	71,146	71,064	82
Expiring 04/22/2015	Deutsche Bank AG	MXN	504	34,251	33,481	770
Expiring 04/22/2015	JPMorgan Chase	MXN	2,638	179,025	175,081	3,944
New Taiwanese Dollar, Expiring 02/02/2015	BNP Paribas	TWD	5,535	182,000	175,627	6,373
Expiring 02/02/2015	Credit Suisse First Boston Corp.	TWD	5,476	179,901	173,773	6,128
Expiring 02/24/2015	Barclays Capital Group	TWD	11,019	360,000	349,672	10,328
Expiring 02/24/2015	Credit Suisse First Boston Corp.	TWD	2,655	86,048	84,251	1,797
Expiring 04/24/2015	Credit Suisse First Boston Corp.	TWD	11,011	351,897	349,537	2,360
Peruvian Nuevo Sol, Expiring 03/16/2015	Citigroup Global Markets	PEN	1,576	524,822	511,425	13,397
Expiring 04/10/2015	BNP Paribas	PEN	1,050	354,479	339,577	14,902
Philippine Peso, Expiring 02/12/2015	Barclays Capital Group	PHP	5,373	119,966	121,804	(1,838)
Expiring 02/12/2015	Citigroup Global Markets	PHP	10,845	242,994	245,834	(2,840)
Polish Zloty, Expiring 04/23/2015	Citigroup Global Markets	PLN	272	72,961	73,350	(389)
Expiring 04/23/2015	Goldman Sachs & Co.	PLN	95	25,672	25,670	2
Expiring 04/23/2015	JPMorgan Chase	PLN	24	6,365	6,437	(72)
Russian Ruble, Expiring 02/05/2015	Barclays Capital Group	RUB	9,002	127,332	130,256	(2,924)
Expiring 02/05/2015	Barclays Capital Group	RUB	4,340	63,031	62,789	242
Expiring 02/09/2015	Credit Suisse First Boston Corp.	RUB	22,975	410,490	331,800	78,690
Expiring 03/18/2015	Barclays Capital Group	RUB	3,529	49,000	50,084	(1,084)
Expiring 03/18/2015	Credit Suisse First Boston Corp.	RUB	24,757	621,975	351,328	270,647
South African Rand, Expiring 04/20/2015	Barclays Capital Group	ZAR	2,323	197,269	196,957	312
Expiring 04/20/2015	Citigroup Global Markets	ZAR	1,886	160,725	159,882	843
Expiring 04/20/2015	Toronto Dominion	ZAR	1,388	119,322	117,712	1,610
Expiring 04/20/2015	Toronto Dominion	ZAR	294	25,283	24,960	323

South Korean Won, Expiring 03/16/2015	Citigroup Global Markets	KRW	454,496	414,951	414,892	59
Expiring 03/16/2015	Credit Suisse First Boston Corp.	KRW	123,187	110,978	112,452	(1,474)
Expiring 03/16/2015	JPMorgan Chase	KRW	241,782	218,541	220,714	(2,173)
Thai Baht, Expiring 03/06/2015	Barclays Capital Group	THB	2,803	84,630	85,483	(853)
Expiring 03/06/2015	Citigroup Global Markets	THB	3,114	95,172	94,985	187
Expiring 03/06/2015	Citigroup Global Markets	THB	2,851	85,999	86,965	(966)
Expiring 03/06/2015	Citigroup Global Markets	THB	2,763	82,723	84,268	(1,545)
Turkish Lira, Expiring 04/20/2015	Barclays Capital Group	TRY	15	6,268	6,024	244

				$12,716,947	$12,227,293	$489,654

						$13,880

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2015.

Cross currency exchange contracts outstanding at January 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation(1)	Counterparty
04/23/2015	Buy	PLN	954	EUR	225	$2,458	Citigroup Global Markets
04/23/2015	Buy	EUR	178	PLN	748	80	Citigroup Global Markets

						$2,538

Interest rate swap agreements outstanding at January 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)	Counterparty
Over-the-counter swap agreements:
RUB	25,000	06/09/19	8.790%	3 Month MOSPRIME(2)	$(56,523)	$—	$(56,523)	Hong Kong & Shanghai Bank
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(2)	20,479	—	20,479	Barclays Capital Group
KRW	100,000	11/05/24	2.425%	3 Month LIBOR(2)	2,732	—	2,732	Barclays Capital Group

					$(33,312)	$—	$(33,312)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.
(2)	The Series pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$592,736	$—
Brazil	—	3,302,805	—
Colombia	—	2,151,769	—
Dominican Republic	—	206,819	—
Hungary	—	1,734,787	—
Indonesia	—	3,568,885	—
Kazakhstan	—	522,720	—
Lithuania	—	306,875	—
Luxembourg	—	187,500	—
Malaysia	—	1,488,391	—
Mexico	—	3,219,736	—
Nigeria	—	488,830	—
Peru	—	782,494	—
Philippines	—	509,718	—
Poland	—	1,591,775	—
Romania	—	560,542	—
Russia	—	1,972,131	—
South Africa	—	2,769,052	—
Sri Lanka	—	414,000	—
Thailand	—	1,348,610	—
Turkey	—	2,340,463	—
Uruguay	—	10,658	—
Venezuela	—	74,000	—
Affiliated Money Market Mutual Fund	1,435,559	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	13,880	—
Cross Currency Exchange Contracts	—	2,538	—
Over-the-counter swap agreements	—	(33,312)	—

Total	$1,435,559	$30,128,402	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2015 was as follows (Unaudited):

Foreign Government Obligations	78.2%
Foreign Agencies	12.4
Affiliated Money Market Mutual Fund	4.5
Foreign Corporations	4.2

99.3
Other assets in excess of liabilities	0.7

100.0%

Prudential Jennison Emerging Markets Equity Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 85.9%
Argentina — 2.5%
MercadoLibre, Inc.	2,109	$261,389

Brazil — 2.7%
Cielo SA	10,633	158,509
Linx SA	7,268	128,228

		286,737

China — 30.3%
Alibaba Group Holding Ltd., ADR*	5,617	500,362
Baidu, Inc., ADR*	1,877	409,036
Beijing Enterprises Water Group Ltd.*	222,319	145,959
CGN Power Co Ltd, 144A*(a)	9,128	3,874
CGN Power Co. Ltd.*	446,097	189,319
Ctrip.com International Ltd., ADR*	4,322	205,533
Leju Holdings Ltd., ADR*	11,751	119,625
PW Medtech Group Ltd.*	247,568	108,259
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	39,262	141,714
Sunac China Holdings Ltd.	172,011	154,367
Tencent Holdings Ltd.	35,447	597,869
Vipshop Holdings Ltd., ADS*	20,933	468,690
WuXi PharmaTech Cayman, Inc., ADR*	4,489	180,009

		3,224,616

Greece — 1.0%
FF Group*	3,456	103,266

Hong Kong — 1.4%
Haier Electronics Group Co. Ltd.	55,304	148,518

India — 5.7%
Axis Bank Ltd., GDR, RegS	5,108	242,514
Larsen & Toubro Ltd., GDR, RegS	7,186	197,306
Tata Motors Ltd., ADR	3,364	165,912

		605,732

Indonesia — 9.1%
Ace Hardware Indonesia Tbk PT	2,299,172	134,122
Bank Mandiri Persero Tbk PT	215,864	185,947
Jasa Marga Persero Tbk PT	248,280	140,483
Kalbe Farma Tbk PT	1,132,869	166,216
Matahari Department Store Tbk PT	117,046	142,951
Tower Bersama Infrastructure Tbk PT	269,172	201,549

		971,268

Malaysia — 1.4%
IHH Healthcare Bhd	102,885	147,137

Mexico — 4.3%
Alsea SAB de CV*	47,074	125,901
Corporacion Inmobiliaria Vesta SAB de CV	108,130	209,198
Infraestructura Energetica Nova SAB de CV	25,876	122,859

		457,958

Peru — 1.1%
Credicorp Ltd.	852	122,790

Philippines — 5.1%
Ayala Land, Inc.	213,910	174,214
Universal Robina Corp.	79,713	373,980

		548,194

South Africa — 4.6%
Aspen Pharmacare Holdings Ltd.*	5,276	197,557
Mediclinic International Ltd.	14,648	144,840
Mr Price Group Ltd.	6,481	146,794

		489,191

South Korea — 5.6%
Medy-tox, Inc.	671	225,464
Naturalendo Tech Co. Ltd.*	2,621	124,119
NAVER Corp.	385	249,543

		599,126

Thailand — 7.1%
Bangkok Dusit Medical Services PCL	272,797	154,674
CP ALL PCL	130,796	165,843
Home Product Center PCL	562,614	140,095
LPN Development PCL	203,390	130,498
Minor International PCL	147,856	163,757

		754,867

Turkey — 4.0%
BIM Birlesik Magazalar AS	7,107	143,421
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	119,725	156,341
Ulker Biskuvi Sanayi As	16,179	127,989

		427,751

TOTAL COMMON STOCKS (cost $9,201,021)		9,148,540

WARRANTS(b) — 12.8%
India — 12.8%
Ashok Leyland Ltd., expiring 10/29/15, 144A*(a)	205,513	217,247
Asian Paints Ltd., expiring 05/31/18, 144A*(a)	14,070	194,577
Eicher Motors Ltd., expiring 08/28/18, 144A*(a)	885	232,251
Indiabulls Housing Finance Ltd., expiring 12/12/18, 144A*(a)	18,155	172,163
Lupin Ltd., expiring 10/29/15, 144A(a)	7,725	197,686
Maruti Suzuki India Ltd., expiring 12/21/15, 144A(a)	3,441	202,168
Zee Entertainment Enterprises Ltd., expiring 12/09/15, 144A*(a)	23,232	140,981

		1,357,073

Thailand
Minor International PCL , expiring 11/03/17, 144A*(a)	7,392	1,276

TOTAL WARRANTS (cost $1,134,030)		1,358,349

TOTAL LONG-TERM INVESTMENTS (cost $10,335,051)		10,506,889

SHORT-TERM INVESTMENT — 2.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $251,699)(c)	251,699	251,699

TOTAL INVESTMENTS — 101.1% (cost $10,586,750)(d)		10,758,588
Liabilities in excess of other assets — (1.1)%		(114,932)

NET ASSETS — 100.0%		$10,643,656

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Indicates a security or securities that has been deemed illiquid.
(b)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2015.
(c)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$10,586,750

Appreciation	725,527
Depreciation	(553,689)

Net Unrealized Appreciation	$171,838

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$261,389	$—	$—
Brazil	286,737	—	—
China	2,184,707	885,542	154,367
Greece	—	103,266	—
Hong Kong	—	148,518	—
India	605,732	—	—
Indonesia	—	971,268	—
Malaysia	—	147,137	—
Mexico	457,958	—	—
Peru	122,790	—	—
Philippines	—	548,194	—
South Africa	—	489,191	—
South Korea	—	599,126	—
Thailand	600,193	154,674	—
Turkey	—	427,751	—
Warrants
India	—	1,357,073	—
Thailand	1,276	—	—
Affiliated Money Market Mutual Fund	251,699	—	—

Total	$4,772,481	$5,831,740	$154,367

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 10/31/14	$—
Accrued discount/premium	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(1,113)
Purchases	155,480
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 1/31/15	$154,367

*	Of which, ($1,113) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows:

Internet Software & Services	20.1%
Pharmaceuticals	6.6
Internet & Catalog Retail	6.3
Real Estate Management & Development	6.3
Banks	5.1
Specialty Retail	5.0
Food Products	4.7
Machinery	4.3
Health Care Providers & Services	4.3
Automobiles	3.5
Biotechnology	3.3
Food & Staples Retailing	2.9
Hotels, Restaurants & Leisure	2.7
Affiliated Money Market Mutual Fund	2.4
Wireless Telecommunication Services	1.9
Construction & Engineering	1.8
Chemicals	1.8
Independent Power & Renewable Electricity Producers	1.8
Life Sciences Tools & Services	1.7
Thrifts & Mortgage Finance	1.6
IT Services	1.5
Real Estate Investment Trusts (REITs)	1.5
Household Durables	1.4
Water Utilities	1.4
Multiline Retail	1.3
Media	1.3
Transportation Infrastructure	1.3
Software	1.2
Gas Utilities	1.1
Health Care Equipment & Supplies	1.0

101.1
Liabilities in excess of other assets	(1.1)

100.0%

Prudential Jennison Global Infrastructure Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Australia — 4.9%
APA Group, 144A	35,256	$222,246
APA Group	125,367	790,285
Spotless Group Holdings Ltd., 144A*	89,870	129,727
Spotless Group Holdings Ltd.*	640,573	924,663
Transurban Group, 144A	9,961	71,238
Transurban Group	161,691	1,156,365

		3,294,524

Brazil — 0.4%
Alupar Investimento SA, UTS	36,670	259,659

Canada — 4.6%
AltaGas Ltd.	12,056	407,401
Canadian Pacific Railway Ltd.	7,356	1,282,075
Enbridge, Inc.	14,402	697,489
Westshore Terminals Investment Corp.	27,211	685,254

		3,072,219

China — 10.5%
Beijing Enterprises Water Group Ltd.*	1,681,998	1,104,281
CGN Power Co. Ltd. (Class H Stock), 144A*	49,976	21,209
CGN Power Co. Ltd. (Class H Stock)*	2,975,816	1,262,907
China CNR Corp. Ltd. (Class H Stock), 144A*	244,256	312,793
China CNR Corp. Ltd. (Class H Stock)*	653,316	836,634
China Longyuan Power Group Corp. Ltd. (Class H Stock)	1,097,648	1,178,085
Datang International Power Generation Co. Ltd. (Class H Stock)	2,094,728	1,145,273
Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	2,560,329	1,206,687

		7,067,869

France — 4.6%
Groupe Eurotunnel SE	168,590	2,263,597
Veolia Environnement SA	44,902	822,562

		3,086,159

Germany — 0.8%
E.ON SE	37,218	576,130

Italy — 5.6%
Atlantia SpA	87,422	2,250,112
Enel SpA	183,969	831,234
Telecom Italia SpA*	600,614	697,891

		3,779,237

Japan — 2.1%
Nippon Prologis REIT, Inc., 144A	42	98,887
Nippon Prologis REIT, Inc.	549	1,292,594

		1,391,481

Malaysia — 0.8%
Malaysia Airports Holdings Bhd	262,424	516,941

Mexico — 4.9%
Grupo Aeroportuario Del Pacifico SAB De CV (Class B Stock)	167,125	1,105,024
Infraestructura Energetica Nova SAB de CV	244,601	1,161,363
Promotora y Operadora de Infraestructura SAB de CV*	95,730	1,074,843

		3,341,230

New Zealand — 1.7%
Meridian Energy Ltd., 144A	44,522	62,030
Meridian Energy Ltd.	779,962	1,086,686

		1,148,716

South Korea — 0.9%
Korea Electric Power Corp., ADR	31,078	600,427

Spain — 6.3%
Abengoa Yield PLC	40,596	1,336,420
Endesa SA	18,098	361,195
Endesa SA, 144A	20,805	415,221
Ferrovial SA	106,954	2,121,838

		4,234,674

Switzerland — 1.6%
Flughafen Zuerich AG	1,615	1,099,512

United Kingdom — 2.6%
Liberty Global PLC (Class C Stock)*	19,310	880,343
National Grid PLC, ADR	12,325	866,940

		1,747,283

United States — 45.0%
American Tower Corp., REIT	13,748	1,332,869
American Water Works Co., Inc.	17,093	959,601
Antero Midstream Partners LP, MLP*	17,092	400,807
Charter Communications, Inc. (Class A Stock)*	5,277	797,434
Cheniere Energy Partners LP Holdings LLC	41,245	944,923
Cheniere Energy, Inc.*	13,546	966,914
Crown Castle International Corp., REIT	8,403	726,944
Dominion Midstream Partners LP, MLP	18,999	662,115
Dominion Resources, Inc.	20,595	1,583,550
Dynegy, Inc.*	25,014	683,382
Edison International	25,203	1,717,584
Energy Transfer Equity LP, MLP	20,936	1,244,017
EQT Midstream Partners LP, MLP	7,471	633,914
Exelon Corp.	27,835	1,003,173
Kinder Morgan, Inc.	27,440	1,126,412
MPLX LP, MLP	8,596	683,726
NextEra Energy, Inc.	14,812	1,618,063
NiSource, Inc.	24,109	1,042,955
NRG Energy, Inc.	25,489	628,559
NRG Yield, Inc. (Class A Stock)	32,877	1,738,536
PG&E Corp.	22,929	1,348,455
Phillips 66 Partners LP, MLP	9,009	652,432
SBA Communications Corp. (Class A Stock)*	14,315	1,670,561
SemGroup Corp. (Class A Stock)	8,295	558,502
Sempra Energy	14,303	1,600,792
Shell Midstream Partners LP, MLP	19,524	781,350
Terraform Power, Inc. (Class A Stock)	22,860	743,864
Union Pacific Corp.	8,403	984,916
Vivint Solar, Inc.*	32,280	256,303
Western Gas Equity Partners LP, MLP	12,518	725,668
Williams Cos., Inc. (The)	12,015	526,978

		30,345,299

TOTAL LONG-TERM INVESTMENTS (cost $62,288,841)		65,561,360

SHORT-TERM INVESTMENT — 2.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,618,127)(a)	1,618,127	1,618,127

TOTAL INVESTMENTS — 99.7% (cost $63,906,968)(b)		67,179,487
Other assets in excess of liabilities — 0.3%		184,195

NET ASSETS — 100.0%		$67,363,682

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$64,027,172

Appreciation	4,635,175
Depreciation	(1,482,860)

Net Unrealized Appreciation	$3,152,315

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$3,294,524	$—
Brazil	259,659	—	—
Canada	3,072,219	—	—
China	1,284,116	5,783,753	—
France	—	3,086,159	—
Germany	—	576,130	—
Italy	—	3,779,237	—
Japan	—	1,391,481	—
Malaysia	—	516,941	—
Mexico	3,341,230	—	—
New Zealand	1,148,716	—	—
South Korea	600,427	—	—
Spain	1,336,420	2,898,254	—
Switzerland	—	1,099,512	—
United Kingdom	1,747,283	—	—
United States	30,345,299	—	—
Affiliated Money Market Mutual Fund	1,618,127	—	—

Total	$44,753,496	$22,425,991	$—

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 10/31/14	$1,024,974
Accrued discount/premium	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(1,024,974)

Balance as of 1/31/15	$—

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs. The securities were assigned Level 3 as a result of using a stale fair value model price.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there were two Common Stocks transferred out of Level 3 and into Level 2 as a result of valuing investments using third party vendor modeling tools.

Fair value of Level 2 investments at October 31, 2014 was $15,489,570, which was a result of valuing investments using third party vendor modeling tools. An amount of $808,720 was transferred from Level 2 into Level 1 at January 31, 2015 as a result of using quoted prices in active markets for such foreign securities.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2015 was as follows (Unaudited):

Oil, Gas & Consumable Fuels	16.4%
Independent Power & Renewable Electricity Producers	14.3
Transportation Infrastructure	13.6
Electric Utilities	12.6
Multi-Utilities	11.5
Real Estate Investment Trusts (REITs)	5.2
Construction & Engineering	4.8
Road & Rail	3.4
Gas Utilities	3.2
Water Utilities	3.0
Media	2.5
Wireless Telecommunication Services	2.5
Affiliated Money Market Mutual Fund	2.4
Machinery	1.7
Commercial Services & Supplies	1.6
Diversified Telecommunication Services	1.0

99.7
Other assets in excess of liabilities	0.3

100.0%

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Argentina — 1.9%
MercadoLibre, Inc.	9,207	$1,141,116

Canada — 1.6%
Canadian Pacific Railway Ltd.	5,644	985,837

China — 11.9%
Alibaba Group Holding Ltd., ADR*	22,202	1,977,754
JD.com, Inc., ADR*	35,978	893,694
Tencent Holdings Ltd.	166,687	2,811,436
Vipshop Holdings Ltd., ADR*	64,414	1,442,229

		7,125,113

Denmark — 1.6%
Novo Nordisk A/S (Class B Stock)	21,164	943,294

Germany — 1.8%
Bayer AG	7,389	1,064,243

Ireland — 2.6%
Shire PLC	21,106	1,540,488

Italy — 3.6%
Azimut Holding SpA	48,824	1,138,144
Luxottica Group SpA	17,675	1,050,987

		2,189,131

Japan — 6.1%
FANUC Corp.	7,773	1,305,393
Fuji Heavy Industries Ltd.	42,147	1,520,129
Murata Manufacturing Co. Ltd.	7,572	817,430

		3,642,952

South Korea — 1.6%
NAVER Corp.	1,484	961,875

Spain — 3.4%
Inditex SA	68,648	2,023,290

Taiwan — 1.3%
Hermes Microvision, Inc.	16,000	755,480

Thailand — 1.5%
CP ALL PCL	714,256	905,641

United Kingdom — 8.5%
ARM Holdings PLC	91,406	1,424,606
Ashtead Group PLC	64,591	1,051,062
Burberry Group PLC	48,787	1,267,464
St. James’s Place PLC	104,445	1,343,778

		5,086,910

United States — 51.0%
Actavis PLC*	6,093	1,624,028
Alexion Pharmaceuticals, Inc.*	5,770	1,057,295
Apple, Inc.	15,651	1,833,671
Biogen Idec, Inc.*	5,382	2,094,459
BioMarin Pharmaceutical, Inc.*	13,574	1,318,850
Bristol-Myers Squibb Co.	40,444	2,437,560
Celgene Corp.*	19,111	2,277,267
Facebook, Inc. (Class A Stock)*	41,125	3,121,799
Gilead Sciences, Inc.*	11,398	1,194,852

Google, Inc. (Class A Stock)*	2,141	1,150,894
Home Depot, Inc. (The)	17,272	1,803,542
Incyte Corp Ltd.*	22,967	1,830,700
LendingClub Corp.*	1,319	24,758
LinkedIn Corp. (Class A Stock)*	4,896	1,100,327
MasterCard, Inc. (Class A Stock)	34,733	2,849,148
Netflix, Inc.*	1,447	639,285
NIKE, Inc. (Class B Stock)	16,812	1,550,907
Priceline Group, Inc. (The)*	484	488,588
Tesla Motors, Inc.*	2,112	430,003
Under Armour, Inc. (Class A Stock)*	24,278	1,749,958

		30,577,891

TOTAL LONG-TERM INVESTMENTS (cost $47,163,153)		58,943,261

SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,116,958)(a)	1,116,958	1,116,958

TOTAL INVESTMENTS — 100.3% (cost $48,280,111)(b)		60,060,219
Liabilities in excess of other assets — (0.3)%		(169,353)

NET ASSETS — 100.0%		$59,890,866

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$48,402,898

Appreciation	12,069,073
Depreciation	(411,752)

Net Unrealized Appreciation	$11,657,321

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,141,116	$—	$—
Canada	985,837	—	—
China	4,313,677	2,811,436	—
Denmark	—	943,294	—
Germany	—	1,064,243	—

Ireland	—	1,540,488	—
Italy	—	2,189,131	—
Japan	—	3,642,952	—
South Korea	—	961,875	—
Spain	—	2,023,290	—
Taiwan	—	755,480	—
Thailand	905,641	—	—
United Kingdom	—	5,086,910	—
United States	30,577,891	—	—
Affiliated Money Market Mutual Fund	1,116,958	—	—

Total	$39,041,120	$21,019,099	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows (Unaudited):

Internet Software & Services	20.4%
Biotechnology	16.3
Pharmaceuticals	12.8
Textiles, Apparel & Luxury Goods	9.3
Specialty Retail	6.4
Internet & Catalog Retail	5.8
IT Services	4.8
Semiconductors & Semiconductor Equipment	3.7
Automobiles	3.2
Technology Hardware, Storage & Peripherals	3.1
Insurance	2.2
Machinery	2.2
Capital Markets	1.9
Affiliated Money Market Mutual Fund	1.9
Trading Companies & Distributors	1.8
Road & Rail	1.6
Food & Staples Retailing	1.5
Electronic Equipment & Instruments	1.4

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.4%
Canada — 2.2%
Canadian Pacific Railway Ltd.	6,157	$1,075,443

China — 13.3%
Alibaba Group Holding Ltd., ADR*	17,901	1,594,621
Baidu, Inc., ADR*	4,530	987,178
Tencent Holdings Ltd.	144,913	2,444,183
Vipshop Holdings Ltd., ADR*	62,010	1,388,404

		6,414,386

Denmark — 1.6%
Novo Nordisk A/S (Class B Stock)	16,837	750,437

France — 1.9%
Dassault Systemes SA	14,788	913,826

Germany — 9.2%
Bayer AG	10,018	1,442,900
Continental AG	6,438	1,452,708
KUKA AG	10,514	710,776
Wirecard AG	18,312	818,529

		4,424,913

Indonesia — 0.6%
PT Tower Bersama Infrastructure Tbk	325,848	243,987
PT Tower Bersama Infrastructure Tbk, 144A(a)	72,770	54,488

		298,475

Ireland — 3.2%
Shire PLC	21,001	1,532,824

Italy — 7.4%
Anima Holding SpA*	53,675	268,151
Anima Holding SpA, 144A*(a)	46,949	234,549
Azimut Holding SpA	39,784	927,411
Brembo SpA	12,914	455,108
Brunello Cucinelli SpA	18,252	375,575
Luxottica Group SpA	22,007	1,308,575

		3,569,369

Japan — 17.7%
FANUC Corp.	5,969	1,002,430
Fuji Heavy Industries Ltd.	35,566	1,282,770
Minebea Co. Ltd.	70,705	1,090,849
Murata Manufacturing Co. Ltd.	11,451	1,236,185
Nidec Corp.	12,735	866,591
Ono Pharmaceutical Co. Ltd.	7,874	828,692
Pigeon Corp.	17,749	1,108,219
Unicharm Corp.	39,862	1,098,346

		8,514,082

Mexico — 0.9%
Alsea SAB de CV*	141,972	379,709
Alsea SAB de CV, 144A*(a)	23,432	62,670

		442,379

Philippines — 1.9%
Universal Robina Corp.	194,612	913,038

South Africa — 4.2%
Aspen Pharmacare Holdings Ltd.	36,068	1,350,546

Aspen Pharmacare Holdings Ltd., 144A(a)	1,095	41,002
Mr. Price Group Ltd.	27,682	626,996

		2,018,544

South Korea — 2.4%
NAVER Corp.	1,752	1,135,583

Spain — 3.5%
Inditex SA	57,395	1,691,626

Sweden — 3.3%
Assa Abloy AB (Class B Stock)	18,927	1,033,679
Hexagon AB (Class B Stock)	17,521	554,767

		1,588,446

Switzerland — 2.0%
Novartis AG	9,649	940,322

Thailand — 3.5%
CP ALL PCL	536,386	680,111
Home Product Center PCL	2,552,002	635,466
Minor International PCL	313,280	346,972

		1,662,549

United Kingdom — 14.6%
ARM Holdings PLC	70,039	1,091,591
Ashtead Group PLC	62,825	1,022,325
AstraZeneca PLC	13,801	982,433
BTG PLC*	49,508	588,215
Burberry Group PLC	47,596	1,236,523
Just Eat PLC*	45,342	243,469
Just Eat PLC, 144A*(a)	79,394	426,316
St. James’s Place PLC	112,422	1,446,409

		7,037,281

United States — 6.0%
Actavis PLC*	3,707	988,064
Jazz Pharmaceuticals PLC*	8,598	1,455,985
Stratasys Ltd.*	5,324	423,205

		2,867,254

TOTAL COMMON STOCKS (cost $42,533,892)		47,790,777

	Units
WARRANTS*(b)
Thailand
Minor International PCL, expiring 12/31/17 (cost $0)	15,664	2,704

TOTAL LONG-TERM INVESTMENTS (cost $42,533,892)		47,793,481

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $393,655)(c)	393,655	393,655

TOTAL INVESTMENTS — 100.2% (cost $42,927,547)(d)	48,187,136
Liabilities in excess of other assets — (0.2)%	(77,505)

NET ASSETS — 100.0%	$48,109,631

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	Indicates a security or securities that has been deemed illiquid.
(b)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2015.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$42,937,746

Appreciation	6,018,821
Depreciation	(769,431)

Net Unrealized Appreciation	$5,249,390

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$1,075,443	$—	$—
China	3,970,203	2,444,183	—
Denmark	—	750,437	—
France	—	913,826	—
Germany	—	4,424,913	—
Indonesia	—	298,475	—
Ireland	—	1,532,824	—
Italy	375,575	3,193,794	—
Japan	—	8,514,082	—
Mexico	379,709	62,670	—
Philippines	—	913,038	—
South Africa	—	2,018,544	—
South Korea	—	1,135,583	—
Spain	—	1,691,626	—
Sweden	—	1,588,446	—
Switzerland	—	940,322	—
Thailand	—	1,662,549	—
United Kingdom	243,469	6,793,812	—
United States	2,867,254	—	—
Warrants
Thailand	2,704	—	—
Affiliated Money Market Mutual Fund	393,655	—	—

Total	$9,308,012	$38,879,124	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows (Unaudited):

Pharmaceuticals	22.7%
Internet Software & Services	14.2
Specialty Retail	6.1
Textiles, Apparel & Luxury Goods	6.1
Machinery	5.9
Household Products	4.6
Auto Components	3.9
Electronic Equipment, Instruments & Components	3.8
Insurance	3.0
Capital Markets	3.0
Internet & Catalog Retail	2.9
Automobiles	2.6
Semiconductors & Semiconductor Equipment	2.3
Road & Rail	2.2
Building Products	2.1
Trading Companies & Distributors	2.1
Software	1.9
Food Products	1.9
Electrical Equipment	1.8
IT Services	1.7
Hotels, Restaurants & Leisure	1.7
Food & Staples Retailing	1.4
Technology Hardware, Storage & Peripherals	0.9
Affiliated Money Market Mutual Fund	0.8
Wireless Telecommunication Services	0.6

100.2
Liabilities in excess of other assets	(0.2)

100.0%

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Series invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 20, 2015

*	Print the name and title of each signing officer under his or her signature.